Intangible Assets - Goodwill Allocation to CGU (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 588,238	R$ 553,832
Additions	(23,848)	37,890
Write-offs	(20,085)	(731)
Impairment	(485,314)	(2,753)
Ending balance	58,991	588,238
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28,232
Ending balance	23,319	28,232
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	38,050
Ending balance	16,084	38,050
Customer relationship [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,808
Ending balance	737	30,808
Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24,705
Ending balance	906	24,705
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	466,443
Ending balance	17,945	466,443
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	717,579	668,105
Additions	3,015	53,142
Write-offs	(27,366)	(915)
Impairment	(561,872)	(2,753)
Ending balance	131,356	717,579
Cost [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	48,857	22,893
Additions	3,015	26,879
Write-offs		(915)
Impairment	(609)
Ending balance	51,263	48,857
Cost [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	44,688	20,621
Additions		24,067
Write-offs	(13,967)
Transfer	(6,615)
Ending balance	24,106	44,688
Cost [member] | Customer relationship [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	132,886	130,690
Additions		2,196
Write-offs	(2,196)
Impairment	(94,023)
Ending balance	36,667	132,886
Cost [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24,705	24,705
Write-offs	(11,203)
Impairment	(12,127)
Ending balance	1,375	24,705
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	466,443	469,196
Transfer	6,615
Impairment	(455,113)	(2,753)
Ending balance	17,945	466,443
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(129,341)	(114,273)
Additions	(26,863)	(15,252)
Write-offs	7,281	184
Impairment	76,558
Ending balance	(72,365)	(129,341)
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(20,625)	(13,099)
Additions	(7,878)	(7,710)
Write-offs		184
Impairment	559
Ending balance	(27,944)	(20,625)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(6,638)	(6,638)
Additions	(8,022)
Write-offs	6,638
Ending balance	(8,022)	(6,638)
Accumulated depreciation, amortisation and impairment [member] | Customer relationship [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(102,078)	(94,536)
Additions	(4,472)	(7,542)
Write-offs	643
Transfer	391
Impairment	69,586
Ending balance	(35,930)	R$ (102,078)
Accumulated depreciation, amortisation and impairment [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	(6,491)
Transfer	(391)
Impairment	6,413
Ending balance	R$ (469)